(15) INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Schedule of reconciliation of changes in intangible assets

15.1 Intangible asset

		Concession right
	Goodwill	Acquired in business combinations	Distribution infrastructure - operational	Distribution infrastructure - in progress	Public utilities	Other intangible assets	Total
As of December 31, 2016	6,115	4,466,516	5,550,502	666,008	27,324	59,147	10,775,613
Historical cost	6,152	7,602,941	11,987,109	666,008	35,840	183,138	20,481,188
Accumulated Amortization	(37)	(3,136,425)	(6,436,607)	-	(8,516)	(123,990)	(9,705,576)

Additions	-	-	-	1,898,434	-	9,344	1,907,778
Amortization	-	(286,215)	(639,292)	-	(1,419)	(9,390)	(936,318)
Transfer - intangible assets	-	-	814,643	(814,643)	-	-	-
Transfer - financial asset	-	-	131	(972,385)	-	-	(972,254)
Disposal and transfer - other assets	-	(16,244)	(91,214)	48,061	-	1,723	(57,674)
Corporate restructuring - note 12.6.1	-	(26,766)	(73,215)	-	-	-	(99,981)
Business combination	-	(5,129)	-	-	-	(47)	(5,176)
Impairment losses	-	(15,057)	(7,108)	-	-	-	(22,165)

As of December 31, 2017	6,115	4,117,105	5,554,447	825,476	25,904	60,777	10,589,824
Historical cost	6,152	7,558,645	11,442,528	825,476	35,840	174,407	20,043,048
Accumulated Amortization	(37)	(3,441,540)	(5,888,080)	-	(9,936)	(113,630)	(9,453,223)

Additions	-	-	-	-	-	18,670	18,670
Amortization	-	(286,858)	(703,511)	-	(1,419)	(8,989)	(1,000,777)
Transfer - intangible assets	-	-	723,813	-	-	-	723,813
Transfer - financial asset	-	-	52,803	-	-	-	52,803
Disposal and transfer - other assets	-	(63,187)	(43,419)	-	-	5,504	(101,102)
IFRS 15 adoption (note 3)	-	-	-	(825,476)	-	-	(825,476)
Others	-	5,130	-	-	-	47	5,177

As of December 31, 2018	6,115	3,772,188	5,584,136	-	24,485	76,009	9,462,935
Historical cost	6,152	7,495,458	11,909,149	-	35,840	217,542	19,664,141
Accumulated Amortization	(37)	(3,723,270)	(6,325,012)	-	(11,355)	(141,532)	(10,201,206)

Additions	-	-	-	-	-	19,147	19,147
Amortization	-	(288,438)	(761,884)	-	(1,419)	(16,840)	(1,068,581)
Transfer - contract assets	-	-	949,548	-	-	-	949,548
Transfer - financial asset	-	-	3,502	-	-	-	3,502
Disposal and transfer - other assets	-	-	(47,263)	-	-	1,663	(45,600)

As of December 31, 2019	6,115	3,483,750	5,728,040	-	23,065	79,981	9,320,953
Historical cost	6,152	7,495,458	12,814,937	-	35,840	238,352	20,590,739
Accumulated Amortization	(37)	(4,011,708)	(7,086,896)	-	(12,774)	(158,372)	(11,269,787)

Schedule of intangible asset acquired in business combinations

The breakdown of the intangible asset related to the right to operate the concessions acquired in business combinations is as follows:

	Dec 31, 2019			Dec 31, 2018	Annual amortization rate
	Historical cost	Accumulated amortization	Net value	Net value	2019	2018	2017
Intangible asset - acquired in business combinations
Intangible asset acquired, not merged
Parent company
CPFL Paulista	304,861	(226,974)	77,888	87,873	3.28%	3.28%	3.28%
CPFL Piratininga	39,065	(27,629)	11,435	12,730	3.31%	3.32%	3.31%
RGE Sul (RGE)	3,768	(2,369)	1,399	1,575	4.68%	4.70%	4.25%
CPFL Geração	54,555	(39,179)	15,376	17,221	3.38%	3.38%	3.38%
Jaguari Geração	7,896	(4,391)	3,505	3,775	3.41%	3.41%	3.41%
CPFL Renováveis	3,653,906	(1,210,510)	2,443,397	2,602,622	4.36%	5.90%	5.39%
Subtotal	4,064,052	(1,511,051)	2,553,000	2,725,797

Intangible asset acquired and merged – Deductible
Subsidiaries
RGE Sul (RGE)	1,433,007	(1,023,268)	409,739	461,795	3.63%	3.63%	3.63%
CPFL Geração	426,450	(343,396)	83,053	93,020	2.34%	2.34%	2.34%
Subtotal	1,859,457	(1,366,664)	492,792	554,816

Intangible asset acquired and merged – Reassessed
Parent company
CPFL Paulista	1,074,026	(819,075)	254,952	287,156	3.00%	3.00%	3.00%
CPFL Piratininga	115,762	(81,875)	33,887	37,723	3.31%	3.31%	3.31%
Jaguari Geração	15,275	(9,296)	5,978	6,438	3.01%	3.01%	3.01%
RGE Sul (RGE)	366,887	(223,746)	143,141	160,256	4.67%	4.67%	4.67%
Subtotal	1,571,949	(1,133,992)	437,958	491,574

Total	7,495,458	(4,011,708)	3,483,750	3,772,188